Shareholder Report, Average Annual Return (Details) 74200140900_Franklin Long Duration Credit Fund_Class R6_TSR Annual {Class R6}	12 Months Ended	26 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	5.76%	7.64%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	6.16%	6.32%
Bloomberg U.S. Long Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Credit Index
Average Annual Return, Percent	6.01%	7.93%